UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period _______ to _________

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 to March 31, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period__________to_______

May 14, 2012
(Date of report)

Prudential Mortgage Capital Funding, LLC
(Exact name of securitizer as specified in its charter)

N/A	0001549224
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Sean Beggan, 973-367-4261
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☒	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Explanatory Note:

We have attempted to gather the information required by Rule 15Ga-1 and this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities all Reportable Information within their respective possession.  Although no Reportable Information was identified, we cannot be certain that we obtained all applicable Reportable Information because some Demand Entities may not have provided complete Reportable Information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prudential Mortgage Capital Funding, LLC
(Securitizer)

Date: May 14, 2012	By:	/s/ Sean Beggan
Name: Sean Beggan
Title: Vice President and Managing Director